UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

                   Albany, NY                                           12207-1002

 (Address of principal executive offices)                          (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
250,200	Dole Food Company Inc. *	$ 2,964,870
99,600	Fresh Del Monte Produce Inc. *	2,016,900
		4,981,770	2.96%

Aircraft Part & Auxiliary Equipment
89,300	LMI Aerospace Inc. *	1,659,194	0.99%

Apparel & Other Finished Products of Fabrics & Similar Materials
117,444	Volcom Inc. *	2,292,507	1.36%

Chemical & Allied Products
81,700	Arch Chemicals Inc.	2,809,663
134,200	Innospec Inc. * (United Kingdom)	1,524,512
102,200	Olin Corp.	2,005,164
		6,339,339	3.77%

Coating, Engraving & Allied Services
147,330	North American Galvanizing & Coatings *	819,155	0.49%

Communications Equipment, NEC
88,800	Iridium Communications Inc. *	720,168	0.43%

Computer Communications Equipment
124,900	QLogic Corp. *	2,535,470	1.51%

Construction - Special Trade Contractors
146,400	Matrix Service Co. *	1,575,264	0.94%

Crude Petroleum & Natural Gas
206,600	Resolute Energy Corporation *	2,501,926
55,800	St. Mary Land & Exploration Co.	1,942,398
20,700	Whiting Petroleum Corp. *	1,673,388
		6,117,712	3.64%

Deep Sea Foreign Transportation of Freight
13,800	Seacor Holdings Inc. *	1,113,108	0.66%

Drilling Oil & Gas Wells
82,300	Atwood Oceanics Inc. *	2,850,049	1.70%

Electrical Services
67,200	Mirant Corporation *	729,792	0.43%

Electrical Work
99,200	EMCOR Group Inc. *	2,443,296	1.45%

Electronic Components & Accessories
229,400	Vishay Intertechnology *	2,346,762	1.40%

Electronic Components, NEC
131,800	Spectrum Control Inc. *	1,540,742	0.92%

Fabricated Plater Work (Boiler Shops)
123,600	Chart Industries, Inc. *	2,472,000	1.47%

Fire, Marine & Casualty Insurance
58,100	American Financial Group Inc.	1,652,945
56,500	Harleysville Group Inc.	1,907,440
114,600	Hilltop Holdings Inc. *	1,346,550
		4,906,935	2.92%

Food and Kindred Products
83,050	Flowers Foods Inc.	2,054,657	1.22%

Grain Mill Products
71,900	Corn Products International Inc.	2,492,054	1.48%

Heavy Construction Other Than Building Construction - Contractors
72,300	Orion Marine Group, Inc. *	1,305,015	0.78%

Hospital & Medical Service Plans
72,500	AMERIGROUP Corporation *	2,409,900	1.43%

Industrial Organic Chemicals
92,600	Sensient Technologies Corp.	2,690,956	1.60%

Laboratory Analytical Instruments
99,100	PerkinElmer Inc.	2,368,490	1.41%

Life Insurance
8,100	National Western Life Insurance Co. Class A	1,493,235	0.89%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
47,700	Phillips-Van Heusen Corp.	2,736,072	1.63%

Metal Cans
46,200	Silgan Holdings Inc.	2,782,626	1.66%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
34,875	Compass Minerals International Inc.	2,798,021	1.66%

Miscellaneous Food Preparations & Kindred Products
81,302	American Italian Pasta Co. Class A *	3,160,209	1.88%

Motor Vehicle Parts & Accessories
155,200	Superior Industries International Inc.	2,495,616	1.48%

Operative Builders
88,200	Avatar Holdings Inc. *	1,917,468	1.14%

Pharmaceutical Preparations
143,000	Endo Pharmaceuticals Holdings Inc. *	3,387,670	2.02%

Retail - Eating Places
168,700	Ruby Tuesday, Inc. *	1,783,159	1.06%

Retail - Family Clothing Stores
130,900	American Eagle Outfitters	2,424,268	1.44%

Retail - Miscellaneous Retail
112,100	EZCORP Inc. Class A *	2,309,260	1.37%

Retail - Shoe Stores
114,300	Foot Locker, Inc.	1,719,072	1.02%

Retail - Variety Stores
65,200	Big Lots Inc. *	2,374,584	1.41%

Savings Institution, Federally Chartered
137,800	United Financial Bancorp	1,926,444
102,400	Westfield Financial Inc.	941,056
		2,867,500	1.71%

Security Brokers, Dealers & Flotation Companies
94,100	Jefferies Group Inc.	2,227,347
341,500	LaBranche & Co., Inc. *	1,796,290
52,400	Piper Jaffray Companies *	2,111,720
		6,135,357	3.65%

Semiconductors & Related Devices
173,800	Kulicke and Soffa Industries Inc. *	1,260,050
216,600	Verigy, Ltd. * (Singapore)	2,421,588
357,100	White Electronic Designs Corporation *	2,499,700
		6,181,338	3.68%

Services - Business Services
82,600	Fair Isaac Corp.	2,093,084
288,605	Premiere Global Services, Inc. *	2,383,877
108,100	TNS, Inc. *	2,410,630
		6,887,591	4.10%

Services - Computer Integrated Systems Design
206,200	Convergys Corp. *	2,528,012
66,600	MICROS Systems, Inc. *	2,190,474
		4,718,486	2.81%

Services - Computer Programming, Data Processing, Etc.
181,962	EarthLink Inc.	1,553,955	0.92%

Services - Direct Mail Advertising Services
170,800	infoGROUP Inc. *	1,332,240	0.79%

Services - Educational Services
77,800	Career Education Corp. *	2,461,592	1.46%

Services - Hospitals
54,600	Magellan Health Services Inc. *	2,374,008
41,300	MEDNAX, Inc. *	2,403,247
		4,777,255	2.84%

Services - Management Consulting Services
42,800	FTI Consulting, Inc. *	1,682,896	1.00%

Services - Motion Picture Theaters
146,600	Regal Entertainment Group Class A	2,575,762	1.53%

Services - Prepackaged Software
416,300	Compuware Corp. *	3,496,920
338,100	Lawson Software, Inc. *	2,231,460
49,200	Sybase, Inc. *	2,293,704
		8,022,084	4.78%

Transportation Services
77,700	GATX Corp.	2,226,105	1.33%

Wholesale - Electronic Parts & Equipment, NEC
347,400	Brightpoint, Inc. *	2,615,922	1.56%

Wholesale - Industrial Machinery & Equipment
147,600	DXP Enterprises Inc. *	1,884,852	1.12%

Wholesale - Machinery, Equipment & Supplies
53,100	Kaman Corp.	1,328,032	0.79%

Wholesale - Misc Durable Goods
57,100	Schnitzer Steel Industries, Inc.	2,999,463	1.79%

Total for Common Stock (Cost $123,571,200)		$ 150,396,025	89.48%

REAL ESTATE INVESTMENT TRUSTS
160,400	Anworth Mortgage Asset Corp.	1,081,096
61,000	Invesco Mortgage Capital Inc.	1,403,000
186,300	MFA Mortgage Investments Inc.	1,371,168
40,400	Mid-America Apartment Communities Inc.	2,092,316
50,900	Walter Investment Management Corp.	814,400
Total for Real Estate Investment Trusts (Cost $6,226,025)		6,761,980	4.02%

MONEY MARKET FUNDS
10,087,625	SEI Daily Income Treasury Government CL B 0.04% ***	10,087,625	6.00%
(Cost $10,087,625)

Total Investment Securities		167,245,630	99.50%
	(Cost $139,884,850)

Other Assets In Excess of Liabilities		841,120	0.50%

Net Assets		$ 168,086,750	100.00%

* Non-Income Producing Securities.
**ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2010.

          See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
		March 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
11,500	Dole Food Company Inc. *	$ 136,275
3,800	Fresh Del Monte Produce Inc. *	76,950
		213,225	5.14%

Aircraft Parts & Auxiliary Equipment
4,500	LMI Aerospace Inc. *	83,610	2.02%

Apparel & Other Finished Products of Fabrics & Similar Materials
4,800	Volcom Inc. *	93,696	2.26%

Biological Products, (No Diagnostic Substances)
2,700	Life Technologies Corporation *	141,129	3.40%

Computer Communications Equipment
6,600	QLogic Corp. *	133,980	3.23%

Construction - Special Trade Contractors
8,800	Matrix Service Co. *	94,688	2.28%

Crude Petroleum & Natural Gas
8,000	Resolute Energy Corporation *	96,880	2.34%

Electrical Work
5,500	EMCOR Group Inc. *	135,465	3.27%

Electronic Components, NEC
6,600	Spectrum Control Inc. *	77,154	1.86%

Heavy Construction Other Than Building Construction - Contractors
4,500	Orion Marine Group, Inc. *	81,225	1.96%

Hospital & Medical Service Plans
3,900	AMERIGROUP Corporation *	129,636	3.13%

Laboratory Analytical Instruments
5,100	PerkinElmer Inc.	121,890	2.94%

Pharmaceutical Preparations
5,000	Endo Pharmaceuticals Holdings Inc. *	118,450	2.86%

Retail - Eating Places
11,900	Ruby Tuesday, Inc. *	125,783	3.04%

Retail - Family Clothing Stores
3,600	American Eagle Outfitters	66,672	1.61%

Retail - Miscellaneous Retail
5,800	EZCORP Inc. Class A *	119,480	2.88%

Retail - Variety Stores
3,400	Big Lots Inc. *	123,828	2.99%

Semiconductors & Related Devices
14,500	Kulicke and Soffa Industries Inc. *	105,125
11,600	Verigy, Ltd. * (Singapore)	129,688
		234,813	5.66%

Services - Business Services
15,400	Premiere Global Services Inc. *	127,204
5,400	TNS, Inc. *	120,420
		247,624	5.97%

Services - Computer Integrated Systems Design
10,400	Convergys Corp. *	127,504
3,800	MICROS Systems, Inc. *	124,982
		252,486	6.09%

Services - Direct Mail Advertising Services
11,800	infoGROUP Inc. *	92,040	2.22%

Services - Educational Services
4,200	Career Education Corp. *	132,888	3.21%

Services - Hospitals
2,400	Magellan Health Services Inc. *	104,352
2,200	MEDNAX, Inc. *	128,018
		232,370	5.61%

Services - Motion Picture Theaters
7,500	Regal Entertainment Group Class A	131,775	3.18%

Service - Prepackaged Software
16,200	Compuware Corp. *	136,080
20,900	Lawson Software, Inc. *	137,940
		274,020	6.61%

Total for Common Stock (Cost $2,722,174)		$ 3,554,807	85.76%

REAL ESTATE INVESTMENT TRUSTS
2,200	Mid-America Apartment	113,938	2.75%
Total for Real Estate Investment Trusts (Cost $82,764)

MONEY MARKET FUNDS
494,697	SEI Daily Income Treasury Government CL B 0.04% ***	494,697	11.93%
(Cost $494,697)

Total Investment Securities		4,163,442	100.44%
	(Cost $3,299,635)

Liabilities In Excess of Other Assets		(18,376)	-0.44%

Net Assets		$ 4,145,065	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2010.

                                          See accompanying notes to Schedules of Investments

Paradigm Select Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
4,300	Dole Food Company Inc. *	$ 50,955
1,700	Fresh Del Monte Produce Inc. *	34,425
		85,380	2.99%

Biological Products, (No Diagnostic Substances)
1,000	Life Technologies Corporation *	52,270	1.83%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
700	The J. M. Smucker Company	42,182	1.48%

Chemical & Allied Products
2,700	Innospec Inc. * (United Kingdom)	30,672
1,800	Olin Corp.	35,316
		65,988	2.31%

Communications Equipment, NEC
1,600	Iridium Communications Inc. *	12,976	0.45%

Computer Communications Equipment
2,200	QLogic Corp. *	44,660	1.56%

Construction - Special Trade Contractors
2,600	Matrix Service Co. *	27,976	0.98%

Crude Petroleum & Natural Gas
2,200	EXCO Resources Inc.	40,436
1,150	Plains Exploration & Production Company *	34,489
3,500	Resolute Energy Corporation *	42,385
1,000	St. Mary Land & Exploration Co.	34,810
400	Whiting Petroleum Corp. *	32,336
		184,456	6.45%

Electric & Other Services Combined
1,600	CMS Energy Corp.	24,736	0.87%

Electrical Services
1,100	Mirant Corporation *	11,946	0.42%

Electrical Work
1,700	EMCOR Group Inc. *	41,871	1.46%

Electronic Components & Accessories
3,500	Vishay Intertechnology *	35,805	1.25%

Fabricated Plater Work (Boiler Shops)
1,700	Chart Industries, Inc. *	34,000	1.19%

Fire, Marine & Casualty Insurance
154	Alleghany Inc. *	44,789
1,100	American Financial Group Inc.	31,295
300	Everest Re Group Ltd. (Bermuda)	24,279
1,100	Harleysville Group Inc.	37,136
2,500	Hilltop Holdings Inc. *	29,375
50	Markel Corp. *	18,733
		185,607	6.49%

Food & Kindred Products
1,375	Flowers Foods Inc.	34,018	1.19%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
1,000	Hasbro Inc.	38,280	1.34%

Grain Mill Products
1,300	Corn Products International Inc.	45,058	1.58%

Guided Missiles & Space Vehicles & Parts
400	Alliant Techsystems Inc. *	32,520	1.14%

Hospital & Medical Service Plans
1,400	AMERIGROUP Corporation *	46,536	1.63%

Industrial Organic Chemicals
1,600	Sensient Technologies Corporation	46,496	1.63%

Iron & Steel Foundries
400	Precision Castparts Corp.	50,684	1.77%

Laboratory Analytical Instruments
1,750	PerkinElmer Inc.	41,825	1.46%

Life Insurance
105	National Western Life Insurance Co. Class A	19,357	0.68%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
980	Phillips-Van Heusen Corp.	56,213	1.97%

Metal Cans
700	Silgan Holdings Inc.	42,161	1.48%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
600	Compass Minerals International Inc.	48,138	1.68%

Miscellaneous Food Preparations & Kindred Products
1,100	American Italian Pasta Co. Class A *	42,757	1.50%

Miscellaneous Industrial & Commercial Machinery & Equipment
700	Curtiss-Wright Corp.	24,360	0.85%

Pharmaceutical Preparations
2,600	Endo Pharmaceuticals Holdings Inc. *	61,594	2.15%

Plastics Products
600	AptarGroup Inc.	23,610	0.83%

Pumps & Pumping Equipment
900	Robbins & Myers Inc.	21,438	0.75%

Radiotelephone Communications
900	Telephone & Data Systems Inc.	26,856	0.94%

Retail - Family Clothing Stores
2,300	American Eagle Outfitters	42,596	1.49%

Retail - Miscellaneous Retail
1,900	EZCORP Inc. Class A *	39,140	1.37%

Retail - Shoe Stores
2,000	Foot Locker, Inc.	30,080	1.05%

Retail - Variety Stores
1,100	Big Lots Inc. *	40,062	1.40%

Security Brokers, Dealers & Flotation Companies
1,900	Jefferies Group Inc.	44,973
800	Piper Jaffray Companies *	32,240
		77,213	2.70%

Semiconductors & Related Devices
4,100	Verigy, Ltd. * (Singapore)	45,838	1.60%

Services - Business Services
1,400	Fair Isaac Corp.	35,476
5,300	Premiere Global Services Inc. *	43,778
1,900	TNS, Inc. *	42,370
		121,624	4.26%

Services - Computer Integrated Systems Design
3,500	Convergys Corp. *	42,910
1,200	MICROS Systems, Inc. *	39,468
		82,378	2.88%

Services - Computer Programming, Data Processing, Etc.
3,200	EarthLink Inc.	27,328	0.96%

Services - Educational Services
1,400	Career Education Corp. *	44,296	1.55%

Services - Hospitals
1,000	Magellan Health Services Inc. *	43,480
700	MEDNAX, Inc. *	40,733
		84,213	2.95%

Services - Management Consulting Services
1,000	FTI Consulting, Inc. *	39,320	1.38%

Services - Miscellaneous Health & Allied Services, NEC
900	Lincare Holdings Inc. *	40,392	1.41%

Services - Motion Picture Theaters
2,500	Regal Entertainment Group Class A	43,925	1.53%

Services - Prepackaged Software
6,900	Compuware Corp. *	57,960
3,800	Lawson Software, Inc. *	25,080
900	Sybase, Inc. *	41,958
		124,998	4.36%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
600	Church & Dwight Co., Inc.	40,170	1.41%

Wholesale - Electronic Parts & Equipment, NEC
6,200	Brightpoint, Inc. *	46,686	1.63%

Wholesale - Industrial Machinery & Equipment
2,300	DXP Enterprises Inc. *	29,370	1.03%

Wholesale - Misc Durable Goods
800	Schnitzer Steel Industries, Inc.	42,024	1.47%

Total for Common Stock (Cost $2,016,878)		$ 2,593,406	90.73%

REAL ESTATE INVESTMENT TRUSTS
2,900	Anworth Mortgage Asset Corp.	19,546
700	Invesco Mortgage Capital Inc.	16,100
4,000	MFA Mortgage Investments Inc.	29,440
900	Walter Investment Management Corp.	14,400
Total for Real Estate Investment Trusts (Cost $79,486)		79,486	2.78%

MONEY MARKET FUNDS
182,250	SEI Daily Income Treasury Government CL B 0.04% ***	182,250	6.38%
(Cost $182,250)

Total Investment Securities		2,855,142	99.89%
	(Cost $2,278,614)

Other Assets In Excess of Liabilities		3,140	0.11%

Net Assets		$ 2,858,282	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2010.

                                       See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Beverages
875	Pepsico, Inc.	$ 57,890	1.98%

Chemicals & Allied Products
1,915	Arch Chemicals Inc.	65,857
5,900	Innospec Inc. * (United Kingdom)	67,024
		132,881	4.54%

Computer Communications Equipment
1,725	QLogic Corp. *	35,018	1.20%

Crude Petroleum & Natural Gas
320	Cenovus Energy Inc. **	8,387
320	EnCana Corp.	9,930
5,590	EXCO Resources Inc.	102,744
765	Plains Exploration & Production Company *	22,942
5,135	Resolute Energy Corporation *	62,185
		206,188	7.04%

Electronic Services
1,550	Mirant Corporation *	16,833	0.57%

Electronic Components & Accessories
7,500	Vishay Intertechnology *	76,725	2.62%

Fire, Marine & Casualty Insurance
1,645	American Financial Group Inc.	46,800
700	Berkshire Hathaway Inc. Class B *	56,889
		103,689	3.54%

Food and Kindred Products
1,652	Nestle SA **	84,566	2.89%

Grain Mill Products
2,410	Corn Products International Inc.	83,531	2.85%

Guided Missiles & Space Vehicles & Parts
580	Alliant Techsystems Inc. *	47,154	1.61%

Iron & Steel Foundries
735	Precision Castparts Corp.	93,132	3.18%

Investment Advice
2,135	ONEX Corporation (Canada)	60,527	2.07%

Laboratory Analytical Instruments
3,225	PerkinElmer Inc.	77,078	2.63%

Lumber & Wood Products (No Furniture)
3,070	Leucadia National Corp. *	76,167	2.60%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
1,290	Phillips-Van Heusen Corp.	73,994	2.53%

Metal Cans
1,515	Silgan Holdings Inc.	91,248	3.12%

Mineral Royalty Traders
1,030	Royal Gold, Inc.	47,596	1.62%

Newspapers: Publishing or Publishing & Printing
3,980	News Corp. Class A	57,352	1.96%

Petroleum Refining
255	ConocoPhillips	13,048	0.45%

Railroads, Line-Haul Operating
1,220	Canadian National Railway Company (Canada)	73,920	2.52%

Retail - Drug Stores and Proprietary Stores
2,775	CVS Caremark Corporation	101,454	3.46%

Security Brokers, Dealers & Flotation Companies
3,725	Jefferies Group Inc. *	88,171
12,905	LaBranche & Co., Inc. *	67,880
		156,051	5.33%

Semiconductors & Related Devices
2,630	Applied Materials Inc.	35,426	1.21%

Services - Computer Programming, Data Processing, Etc.
3,225	EarthLink Inc.	27,542	0.94%

Services - Hospitals
1,525	Magellan Health Services Inc. *	66,307	2.26%

Service - Prepackaged Software
8,065	Compuware Corp. *	67,746	2.31%

Ship & Boat Building & Repairing
1,415	General Dynamics Corp.	109,238	3.73%

Wholesale - Electronic Parts & Equipment, NEC
3,180	Avnet Inc. *	95,400
10,930	Brightpoint, Inc. *	82,303
		177,703	6.06%

Wholesale - Misc Durable Goods
1,125	Schnitzer Steel Industries, Inc.	59,096	2.02%

Total for Common Stock (Cost $2,000,889)		$ 2,309,100	78.83%

EXCHANGE TRADED FUNDS
1,165	iShares COMEX Gold Trust *	127,020	4.34%
Total for Exchange Traded Funds (Cost - $103,692)

REAL ESTATE INVESTMENT TRUSTS
6,785	MFA Mortgage Investments Inc.	49,938	1.70%
Total for Real Estate Investment Trusts (Cost - $45,272)

MONEY MARKET FUNDS
444,975	SEI Daily Income Treasury Government CL B 0.04% ***	444,975	15.19%
(Cost $444,975)

Total Investment Securities		2,931,033	100.07%
	(Cost $2,594,828)

Liabilities In Excess of Other Assets		(1,992)	-0.07%

Net Assets		$ 2,929,041	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2010.

                                      See accompanying notes to Schedules of Investments

                                                                PARADIGM FUNDS

                                             NOTES TO FINANCIAL STATEMENTS

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2010 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                      Value Fund          Opportunity Fund

                                                              Select Fund

Cost of Investments

$139,884,850

$3,299,635

        $2,278,614

Gross Unrealized Appreciation

$31,640,777

$903,659

  $629,015

Gross Unrealized Depreciation

($4,279,997)

($39,852)

   ($52,487)

Net Unrealized Appreciation

   (Depreciation) on Investments

$27,360,780

  $863,807

 $576,528

                                                                       Intrinsic Value Fund

Cost of Investments

$2,594,827

Gross Unrealized Appreciation

$436,273

Gross Unrealized Depreciation

     ($100,068)

Net Unrealized Appreciation

   (Depreciation) on Investments                   $336,205

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken on the Funds’ 2009 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

SUBSEQUENT EVENTS: Management has evaluated subsequent events through the date the financial statements were issued.

3.) SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and exchange traded funds). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2010:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$150,396,025	$0	$0	$150,396,025
Real Estate Investment Trusts	$ 6,761,980	$0	$0	$ 6,761,980
Money Market Funds	$10,087,625	$0	$0	$10,087,625
Total	$ 167,245,630	$0	$0	$ 167,245,630

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,554,807	$0	$0	$3,554,807
Real Estate Investment Trusts	$113,938	$0	$0	$113,938
Money Market Funds	$494,697	$0	$0	$494,697
Total	$ 4,163,442	$0	$0	$ 4,163,442

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,593,406	$0	$0	$2,593,406
Real Estate Investment Trusts	$79,486	$0	$0	$79,486
Money Market Funds	$182,250	$0	$0	$182,250
Total	$ 2,855,142	$0	$0	$ 2,855,142

Intrinsic Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,309,100	$0	$0	$2,309,100
Real Estate Investment Trusts	$ 49,938	$0	$0	$ 49,938
Exchange Traded Funds	$127,020	$0	$0	$127,020
Money Market Funds	$ 444,975	$0	$0	$ 444,975
Total	$ 2,931,033	$0	$0	$ 2,931,033

The Funds did not hold any Level 3 assets during the three month period ended March 31, 2010.

The Funds adopted GAAP guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance  requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial positions, performance and cash flows. The Funds did not invest in derivative instruments during the three months ended March 31, 2010.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:   5-27-10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:    5-27-10

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date: _ 5-27-2010